CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 217,469	$ 261,690	$ 482,084
Current portion of restricted cash	3,671	4,846	20,640
Inventories	67,838	78,181	69,223
Deferred income tax assets	39,274	39,774	31,959
Other current assets, net	99,472	103,321	104,373
Total current assets	427,724	487,812	708,279
Restricted cash	15,332	15,243	3,641
Property, fixtures and equipment, net	1,505,468	1,506,035	1,635,898
Investments in and advances to unconsolidated affiliates, net	40,041	36,748	35,033
Goodwill	270,058	270,972	268,772
Intangible assets, net	548,182	551,779	566,148
Deferred income tax assets	2,141	2,532	0
Other assets, net	145,447	145,432	136,165
Total assets	2,954,393	3,016,553	3,353,936
Current Liabilities
Accounts payable	141,030	131,814	97,393
Accrued and other current liabilities	173,661	192,284	211,486
Current portion of partner deposits and accrued partner obligations	14,570	14,771	15,044
Unearned revenue	232,134	329,518	299,596
Current portion of long-term debt	13,167	22,991	332,905
Total current liabilities	574,562	691,378	956,424
Partner deposits and accrued partner obligations	81,398	85,762	98,681
Deferred rent	90,350	87,641	70,135
Deferred income tax liabilities	195,695	195,874	193,262
Long-term debt, net	1,451,694	1,471,449	1,751,885
Guaranteed debt		0	24,500
Other long-term liabilities, net	261,955	264,244	218,752
Total liabilities	2,655,654	2,796,348	3,313,639
Commitments and contingencies
Bloomin’ Brands, Inc. Stockholders’ Equity
Preferred stock, $0.01 par value, 25,000,000 shares authorized; no shares issued and outstanding at March 31, 2013 and December 31, 2012; and no shares authorized, issued and outstanding at December 31, 2011	0	0	0
Common stock, $0.01 par value, 475,000,000 shares authorized; 122,569,475 and 121,148,451 shares issued and outstanding at March 31, 2013 and December 31, 2012, respectively; and 120,000,000 shares authorized; 106,573,193 shares issued and outstanding at December 31, 2011	1,226	1,211	1,066
Additional paid-in capital	1,021,393	1,000,963	874,753
Accumulated deficit	(709,862)	(773,085)	(822,625)
Accumulated other comprehensive loss	(19,333)	(14,801)	(22,344)
Total Bloomin’ Brands, Inc. stockholders’ equity	293,424	214,288	30,850
Noncontrolling interests	5,315	5,917	9,447
Total stockholders’ equity	298,739	220,205	40,297
Total liabilities and stockholders’ equity	$ 2,954,393	$ 3,016,553	$ 3,353,936